Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental commitments under lease	Future minimum rental commitments as of December 31, 2020 under these leases are expected to be as follows:

2021	$842
2022	39
2023	—
2024	—
2025	—
Thereafter	—
$881